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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22769

Broadmark Funds

(Exact name of registrant as specified in charter)

300 Drake’s Landing Road, Suite 150 Greenbrae, CA	94904
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 925-4970

Date of fiscal year end:       November 30

Date of reporting period:       May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

BROADMARK TACTICAL PLUS FUND LETTER TO SHAREHOLDERS	July 14, 2014

Dear Shareholder,

Enclosed is the semi-annual report to shareholders of Broadmark Tactical Plus Fund (the “Fund”) for the period ended May 31, 2014. On behalf of the Fund and its investment adviser, Broadmark Asset Management LLC, I would like to thank you for your investment.

From November 30, 2013 through May 31, 2014, the Investor Class and Institutional Class of the Fund generated negative returns of -0.56% and -0.47%, respectively, versus 7.62% for the Fund’s benchmark, the S&P 500 Index.

U.S. equity markets continued to advance modestly year-to-date through May 2014. The S&P 500 Total Return Index gained 7.62% having made 21 new all-time closing highs for the six month period ended May 31, 2014, despite the volatility brought about by geopolitical events in Q1 2014. The previous leading stocks suffered a fierce rotation into defensive issues. The brunt of the punishment occurred where speculation was concentrated: small caps, social media and other momentum stocks. Financials and consumer discretionary stocks also saw heavy selling. Defensive issues reaped the benefits and held the large cap indices near their all-time highs.

The Fund’s performance lagged compared to various Long/Short indices. For example, the Morningstar Long/Short Equity Index returned 3.00% from November 30, 2013 through May 31, 2014.

From December 31, 2013 through May 31, 2014, the Fund only invested in exchange-traded derivatives (futures and options on securities) and exchange-traded funds. The performance of the Fund, therefore, is entirely a result of our use of index-based derivatives.

Our investment process begins with an assessment of the fundamental economic environment, through Valuation, Monetary Factors and Credit Conditions, and Investor Sentiment. We then validate these qualitative factors with a more quantitative assessment through our multi-factor Volume/Breadth Momentum Model. Summarized below is a current survey of the “Four Pillars” in our investment process:

Valuation remains slightly elevated, but when adjusted for interest rates and inflation, it is fairly valued.

Monetary factors and credit conditions remain positive, and credit spreads remain tight. The 10-year U.S. Treasury yield made an attempt to move to a higher range but stabilized at a lower level. In an attempt to boost bank lending, the European Central Bank continued to ease policy and cut its deposit rate to negative 0.1%. While the Federal Reserve continues to taper its bond buying program, monetary policy in the U.S. remains extremely easy.

Investor Sentiment, from a contrary perspective, is the most negative component of our work. Insider selling moved into an extremely pessimistic range in the 2nd Quarter. Coupled with a flurry of initial public offerings (IPOs) and secondary offerings, seemingly a form of insider selling, this resulted in very negative readings in our sentiment models.

Momentum deteriorated with noticeable divergences in the Russell 2000 Index, Nasdaq, financial issues, and consumer discretionary. We saw longer term divergences in our money flow model as more issues were making new lows, while fewer issues were making new highs. Despite these divergences, the intermediate and long term models did not turn negative.

As of May 31, 2014 we continued to be modestly bullish and modestly long. Interest rates and inflation are on our watch list, as are energy prices, which could spike as a result of geopolitical instability on the other side of the globe. As always, we stand ready to adjust the portfolio based on our real time evaluation of our models.

Warmest regards,

Christopher J. Guptill

President,
 Broadmark Funds

Co-Chief Executive Officer and Chief Investment Officer,
 Broadmark Asset Management LLC

IMPORTANT INFORMATION

This Letter to Shareholders seeks to describe some of the current opinions and views of the financial markets held by Broadmark Asset Management LLC (the “Adviser”), the Fund’s investment adviser, as of the date of this letter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. In addition, among other risks, the Fund’s investments in derivative instruments involve the risk of sustaining large and sudden losses and may cause, among other things, increased volatility and transaction costs, and the Fund may lose more than the amount it invested. Investing in exchange-traded funds (ETFs) will subject the Fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. Short selling involves unlimited risk including the possibility that losses to the Fund may exceed the original amount invested. Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. An investment in the Fund may not be suitable for all investors.

The S&P 500® Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Index results assume the reinvestment of all dividends. The Morningstar Long/Short Equity Index is made up of long-short portfolios that hold sizable stakes in both long and short positions. At least 75% of the assets are in equity securities or derivatives. An investment cannot be made directly into an index.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

BROADMARK TACTICAL PLUS FUND
PORTFOLIO INFORMATION
 May 31, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 50.0%	Shares	Value
SPDR S&P 500 ETF Trust (Cost $8,944,137)	49,816	$9,596,056

PUT OPTION CONTRACTS — 0.0% (a)	Contracts	Value
S&P 500 Index Option, 6/6/2014 @ $1,800 (Cost $30,859)	90	$2,475

MONEY MARKET FUNDS — 47.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (b) (Cost $9,152,917)	9,152,917	$9,152,917

Total Investments at Value — 97.7% (Cost $18,127,913)		$18,751,448

Other Assets in Excess of Liabilities — 2.3%		451,564

Net Assets — 100.0%		$19,203,012

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
May 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
E-Mini S&P 500 Future	6/20/2014	25	$2,401,875	$20,256

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$18,127,913
At value (Note 2)	$18,751,448
Margin deposits for futures contracts (Note 2)	118,938
Deposits with brokers for option contracts (Note 2)	69,141
Dividends receivable	340
Receivable for investment securities sold	86,861
Receivable for capital shares sold	16,494
Variation margin receivable (Notes 2 and 5)	143,097
Receivable from Adviser (Note 4)	29,080
Prepaid compliance services fees (Note 4)	2,000
Other assets	36,067
TOTAL ASSETS	19,253,466

LIABILITIES
Payable for capital shares redeemed	9,131
Payable to administrator (Note 4)	7,150
Accrued distribution fees (Note 4)	518
Other accrued expenses	33,655
TOTAL LIABILITIES	50,454

NET ASSETS	$19,203,012

NET ASSETS CONSIST OF:
Paid-in capital	$19,217,292
Accumulated net investment loss	(55,704)
Accumulated net realized losses from securities transactions and other financial instruments	(602,367)
Net unrealized appreciation (depreciation) on:
Investments	651,919
Option contracts	(28,384)
Futures contracts	20,256
NET ASSETS	$19,203,012

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class shares	$2,443,224
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	217,732
Net asset value, offering price and redemption price per share (Note 2)	$11.22

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class shares	$16,759,788
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,487,047
Net asset value, offering price and redemption price per share (Note 2)	$11.27

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$73,646

EXPENSES
Investment advisory fees (Note 4)	96,230
Professional fees	63,145
Registration and filing fees	21,873
Trustees’ fees and expenses (Note 4)	18,750
Fund accounting fees (Note 4)	17,130
Administration fees (Note 4)	13,250
Transfer agent fees, Investor Class (Note 4)	6,000
Transfer agent fees, Institutional Class (Note 4)	6,000
Compliance services fees (Note 4)	12,000
Insurance expense	9,804
Offering costs (Note 1)	9,005
Custodian and bank service fees	4,954
Printing of shareholder reports	4,838
Postage and supplies	4,797
Shareholder service fees, Institutional Class (Note 4)	3,507
Distribution services fees, Investor Class (Note 4)	3,335
Other expenses	6,488
TOTAL EXPENSES	301,106
Fee reductions and/or expense reimbursements by the Adviser (Note 4):
Common	(145,080)
Investor Class	(12,343)
Institutional Class	(14,333)
NET EXPENSES	129,350

NET INVESTMENT LOSS	(55,704)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION AND FUTURES CONTRACTS
Net realized losses from:
Investments	(86,468)
Option contracts (Note 5)	(28,583)
Futures contracts (Note 5)	(388,718)
Net change in unrealized appreciation (depreciation) on:
Investments	608,761
Option contracts (Note 5)	(28,384)
Futures contracts (Note 5)	(67,486)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTION AND FUTURES CONTRACTS	9,122

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,582)

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(a)
FROM OPERATIONS
Net investment loss	$(55,704)	$(10,800)
Net realized gains (losses) from:
Investments	(86,468)	53,988
Option contracts	(28,583)	568
Futures contracts	(388,718)	151,553
Net change in unrealized appreciation (depreciation) on:
Investments	608,761	43,158
Option contracts	(28,384)	—
Futures contracts	(67,486)	87,742
Net increase (decrease) in net assets resulting from operations	(46,582)	326,209

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Investor Class	(8,503)	—
From net realized gains, Institutional Class	(285,404)	—
Decrease in net assets from distributions to shareholders	(293,907)	—

FROM CAPITAL SHARE TRANSACTIONS (Note 8)
Investor Class
Proceeds from shares sold	4,153,145	150,000
Net asset value of shares issued in reinvestment of distributions	8,503	—
Payments for shares redeemed	(1,859,248)	—
Net increase in Investor Class net assets from capital share transactions	2,302,400	150,000

Institutional Class
Proceeds from shares sold	8,158,626	9,435,619
Net asset value of shares issued in reinvestment of distributions	285,404	—
Payments for shares redeemed	(1,204,964)	(9,793)
Net increase in Institutional Class net assets from capital share transactions	7,239,066	9,425,826

TOTAL INCREASE IN NET ASSETS	9,200,977	9,902,035

NET ASSETS
Beginning of period	10,002,035	100,000
End of period	$19,203,012	$10,002,035

ACCUMULATED NET INVESTMENT LOSS	$(55,704)	$—

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
FINANCIAL HIGHLIGHTS
Investor Class

	Six Months Ended May 31, 2014 (Unaudited)		Period Ended November 30, 2013(a)
Per Share Data for a Share Outstanding Throughout Each Period
Net asset value at beginning of period	$11.62		$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.04)
Net realized and unrealized gains on investments	0.01		1.66
Total from investment operations	(0.06)		1.62

Less distributions:
From net realized gains from security transactions	(0.34)		—

Net asset value at end of period	$11.22		$11.62

Total return (b) (c)	(0.56%)		16.20%

Ratios/supplementary data:
Net assets at end of period	$2,443,224		$213,118

Ratio of total expenses to average net assets (d)	4.62	%(e)	74.87	%(e)

Ratio of net expenses to average net assets (d) (f)	1.84	%(e)	1.84	%(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(1.15	)%(e)	(1.16	)%(e)

Portfolio turnover rate	143	%(c)	1,814	%(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in Investor Class shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and/or reimbursed expenses, the total return would have been lower.
(c)	Not annualized.
(d)	Does not include expenses from investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	Six Months Ended May 31, 2014 (Unaudited)		Period Ended November 30, 2013(a)
Per Share Data for a Share Outstanding Throughout Each Period
Net asset value at beginning of period	$11.66		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gains (losses) on investments	(0.02)		1.67
Total from investment operations	(0.05)		1.66

Less distributions:
From net realized gains from security transactions	(0.34)		—

Net asset value at end of period	$11.27		$11.66

Total return (b) (c)	(0.47%)		16.60%

Ratios/supplementary data:
Net assets at end of period	$16,759,788		$9,788,917

Ratio of total expenses to average net assets (d)	3.39	%(e)	29.89	%(e)

Ratio of net expenses to average net assets (d) (f)	1.49	%(e)	1.49	%(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(0.57	)%(e)	(0.74	)%(e)

Portfolio turnover rate	143	%(c)	1,814	%(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in Institutional Class shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and/or reimbursed expenses, the total return would have been lower.
(c)	Not annualized.
(d)	Does not include expenses from investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

1. Organization

Broadmark Tactical Plus Fund (the “Fund”) is a diversified series of Broadmark Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on December 31, 2012.

The investment objective of the Fund is to seek to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

The Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a, on an annual basis, distribution services fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and a shareholder service fee of up to 0.15% of the average daily net assets attributable to Investor Class shares) and Institutional Class shares (sold without any sales loads or distribution services fees, but subject to a, on an annual basis, shareholder service fee of up to 0.05% of the average annual daily net assets attributable to Institutional Class shares). Each share class represents an ownership interest in the same investment portfolio.

On December 24, 2012, 5,000 shares each of the Investor Class shares and the Institutional Class shares of the Fund were issued for cash, at $10.00 per share to Broadmark Asset Management LLC (the “Adviser”), the investment adviser to the Fund. All costs incurred by the Fund in connection with its organization and offering of shares were borne by the Adviser, for which the Adviser may seek reimbursement by the Fund as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund prior to the start of operations were treated as deferred charges. Offering costs are amortized over the twelve month period following the commencement of operations using the straight line method. The Fund expensed $9,005 of offering costs for the six months ended May 31, 2014.

2. Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Futures Valuation – The Fund’s portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in accordance with procedures approved by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Securities listed on an exchange or quoted on a national market system are valued at the last sale price or, if a security was not

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices. If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Futures contracts that are listed on a national securities exchange, commodities exchange or over-the-counter market and are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded. Over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities. Short-term obligations (debt securities that mature in less than
 60 days) are generally valued at amortized cost.

Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued by the Adviser in accordance with procedures approved by the Board. Other times when the Adviser would make a fair value determination would include periods when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or when exchanges are required to close before the anticipated end of the trading day. In such cases, the value for a security may be different from the most recent market quote. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$9,596,056	$—	$—	$9,596,056
Put Option Contracts	2,475	—	—	2,475
Money Market Funds	9,152,917	—	—	9,152,917
Total	$18,751,448	$—	$—	$18,751,448

Other Financial Instruments:
Futures Contracts	$20,256	$—	$—	$20,256

As of May 31, 2014, the Fund did not have any transfers in and out of any Level. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level, if any, at the end of the reporting period.

Share valuation – The net asset value per share of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The net asset value per share of each class of the Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Fund shares is equal to the net asset value per share of each class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

BROADMARK TACTICAL PLUS FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions arising from net investment income and net capital gains, if any, are typically declared and paid one time during each calendar year. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the six months ended May 31, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
Investor Class	$5,707	$2,796	$8,503
Institutional Class	$156,275	$129,129	$285,404

There were no distributions paid to shareholders during the period ended November 30, 2013.

Futures Contracts and Option Transactions – The Fund may purchase and write (sell) put and call options on broad-based stock indices and on individual securities and may enter into futures contracts. The Fund may engage in these techniques as part of its investment strategy and for hedging purposes.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. If an option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

When the Fund purchases or sells a stock index futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying stock index. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statement of Assets and Liabilities.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent that its net investment income and any realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2014:

Tax cost of portfolio investments	$18,171,392
Gross unrealized appreciation	$580,056
Gross unrealized depreciation	—
Net unrealized appreciation on investments	580,056
Other net losses	(594,336)
Accumulated deficit	$(14,280)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing difference in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions and the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current year and the previous tax year ended November 30, 2013 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended May 31, 2014, the total cost of purchases and the total proceeds from sales of investment securities, other than short-term investments, amounted to $17,601,182 and $11,500,158, respectively.

4. Transactions with Related Parties

AGREEMENTS WITH THE ADVISER

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.15% of the Fund’s average daily net assets.

The Adviser has contractually agreed pursuant to a written Expense Limitation Agreement to reduce its investment advisory fees and/or reimburse other operating expenses of the Fund in order to limit total operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, any acquired funds fees and expenses and any extraordinary expenses, such as litigation or indemnification costs) to an annual rate (as a percentage of average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares. Accordingly, during the six months ended May 31, 2014, the Adviser did not collect any of its advisory fee of $96,230 and, in addition, reimbursed the Fund for $48,850 of expenses not attributable to a particular class, $12,343 of Investor Class expenses and $14,333 of Institutional Class expenses.

Any such fee reductions or expense reimbursements by the Adviser may be reimbursed by the Fund pursuant to the terms of the Expense Limitation Agreement, provided that the Fund is able to make such repayment without causing total ordinary operating expenses to exceed the annual rates of 1.84% and 1.49% for Investor Class shares and Institutional Class shares, respectively, and provided further that the fees and expenses for which the Adviser has requested reimbursement were incurred within the preceding three fiscal years. As of May 31, 2014, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $741,436. The Adviser may recover a portion of this amount no later than the dates as stated below:

December 24, 2015	$137,000
November 30, 2016	432,680
May 31, 2017	171,756
$741,436

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPLIANCE CONSULTING SERVICES
Alaric Compliance Services, LLC (“Alaric”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a Director of Alaric serves as the Trust’s Chief Compliance Officer. For these services, Alaric receives $2,000 per month from the Fund.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting and transfer agency services to the Fund. Pursuant to servicing agreements with Ultimus, the Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities by a third party pricing service.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), pursuant to which the Fund may pay intermediaries and other persons for rendering distribution services and for bearing any related expenses with respect to the Investor Class shares of the Fund, which fees will not exceed the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. During the six months ended May 31, 2014, the Investor Class shares incurred $3,335 in distribution services fees under the Plan.

The Fund has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third party service providers for non-distribution related services. These payments, which are calculated daily and paid monthly, may not exceed the annual rate of 0.15% with respect to Investor Class shares and 0.05% with respect to Institutional Class shares. During the six months ended May 31, 2014, the Institutional Class shares incurred $3,507 in shareholder services fees under the shareholder services plan. The Investor Class shares did not incur any shareholder services fees during the six months ended May 31, 2014.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor serves as the principal underwriter to the Fund.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES
The Co-Chief Executive Officer of the Adviser is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus. Trustees affiliated with the Adviser are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or otherwise an interested person of the Trust receives from the Trust an annual retainer of $25,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings.

5. Derivatives Risk and Transactions

Investing in derivatives, including option and futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

The Fund’s positions in derivative instruments as of May 31, 2014 are recorded in the following locations in the Statement of Assets and Liabilities:

		Fair Value		Gross Notional Amount Outstanding
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	May 31, 2014
Equity contracts – Futures contracts purchased	Variation margin receivable (payable)	$143,097	$—	$2,401,875
Index put options purchased	Investments in securities at value	2,475	—	17,312,130
		$145,572	$—	$19,714,005

The average monthly notional amount of futures contracts purchased and sold short during the six months ended May 31, 2014 was $3,672,288 and $1,194,692, respectively.

There were no option contracts written by the Fund during the six months ended May 31, 2014.

The average monthly notional amount of put options purchased during the six months ended May 31, 2014 was $2,885,355.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for the Fund during the six months ended May 31, 2014 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Equity contracts – Option contracts	Net realized losses from option contracts	$(28,583)	Net change in unrealized appreciation (depreciation) on option contracts	$(28,384)
Equity contracts – Futures contracts	Net realized losses from futures contracts	(268,907)	Net change in unrealized appreciation (depreciation) on futures contracts	(65,910)
Equity contracts – Futures contracts sold short	Net realized losses from futures contracts	(119,811)	Net change in unrealized appreciation (depreciation) on futures contracts	(1,576)

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The offsetting of financial assets and derivatives assets as of May 31, 2014 is as follows:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$143,097	$—	$143,097	$—	$143,097
Total subject to a master netting or similar arrangement	$143,097	$—	$143,097	$—	$143,097

There was no offsetting of financial liabilities and/or derivative liabilities as of May 31, 2014.

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (including money market mutual funds and exchange-traded funds (“ETFs”)). The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of investment companies. As of May 31, 2014, the Fund had 50.0% of the value of its net assets invested in a broad based index ETF and 47.7% of the value of its net assets invested in a money market mutual fund.

7. Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(a)
Investor Class
Shares sold	363,640	13,333
Shares reinvested	749	—
Shares redeemed	(164,990)	—
Net increase in shares outstanding	199,399	13,333
Shares outstanding, beginning of period	18,333	5,000
Shares outstanding, end of period	217,732	18,333

Institutional Class
Shares sold	729,317	835,410
Shares reinvested	25,154
Shares redeemed	(106,956)	(878)
Net increase in shares outstanding	647,515	834,532
Shares outstanding, beginning of period	839,532	5,000
Shares outstanding, end of period	1,487,047	839,532

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific fees (such as Rule 12b-1 distribution fees) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2013) and held until the end of the period (May 31, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual Fund Return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemptions fees, and does not charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Investor Class	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$994.40	$9.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.76	$9.25

*	Expenses are equal to Investor Class shares’ annualized expense ratio of 1.84% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Institutional Class	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$995.30	$7.41
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	$7.49

*	Expenses are equal to Institutional Class shares’ annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

BROADMARK TACTICAL PLUS FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-877-742-8061. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov.

SUPPLEMENTAL INFORMATION (Unaudited)

As a supplement to Note 6 to the financial statements, the financial statements of the aforementioned money market mutual fund, Fidelity Institutional Money Market Portfolio – Class I (the “Portfolio”), can be found at http://www.ultimusfundsolutions.com/FMPXX. This link is the latest semi-annual report published for the Portfolio, dated March 31, 2014. Only data presented for the Portfolio is pertinent to the overall review of the financial statements of the Fund.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

It is currently the policy of the Nominating Committee not to consider nominees recommended by shareholders as candidates for Board membership.  The Committee will periodically reevaluate the merits of this policy.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Broadmark Funds

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	July 30, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 30, 2014

*	Print the name and title of each signing officer under his or her signature.